UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549

				FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grant Investment Management
Address:	323 N. Quincy
Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		April 28, 1999

Report Type (Check only one)

[ X ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE
ACT OF 1934.
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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None
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					FORM13F INFORMATION
TABLE
Name of Issuer        Title of  Cusip   Fair MarkShares ofInvestment Discretion
       ManagersVoting Authority (Shares)
                       Class    Number    Value  Principal(a) Sol(b) Share(c) Shared
      (a) Sol(b) Share(c) None
                                                  Amount                   Other

Abbott Labs           Common  002824100     17302 369,600  8,800  360,800
None    None   3,000   None    366,600
Allstate Corp.        Common  020002101      2054  55,414      0   55,414
None    None       0   None     55,414
American Home         Common  026609107      3465  53,100      0   53,100
None    None       0   None     53,100
Ameritech, Corp.      Common  030954101      2835  49,200  1,200   48,000
None    None   1,200   None     48,000
Automatic Data ProcessCommon  053015103      2052  49,600      0   49,600
None    None       0   None     49,600
BMC Software Inc.     Common  055921100      8929 240,920  1,300  239,620
None    None       0   None    240,920
BP Amoco p.l.c.       SponADR 055622104     15871 157,138  3,437  153,701
None    None   1,587   None    155,551
Barra Inc.            Common  068313105       227   9,200  3,000    6,200
None    None   1,200   None      8,000
Berkshire Hathaway IncClass A 084670108       143       2      0        2
None    None       0   None          2
Berkshire Hathaway IncClass B 084670207      9811   4,173    128    4,045
None    None      55   None      4,118
Biomatrix Inc.        Common  09060P102       889  11,400  2,500    8,900
None    None   1,000   None     10,400
Buckeye Cellulose CorpCommon  11815H104       700  50,000      0   50,000
None    None       0   None     50,000
Coca Cola Co.         Common  191216100      3635  59,220    400   58,820
None    None       0   None     59,220
Colgate-Palmolive Co. Common  194162103      4398  47,800    400   47,400
None    None       0   None     47,800
Disney, (Walt) Co.    Common  254687106     12163 390,766  7,700  383,066
None    None   2,400   None    388,366
Exxon Corp.           Common  302290101     14141 200,400  5,300  195,100
None    None   2,400   None    198,000
First Health Group CorCommon  320960107       439  27,300      0   27,300
None    None       0   None     27,300
First Union Corp      Common  337358105       338   6,318      0    6,318   None
None       0   None      6,318
General Electric Co.  Common  369604103     25695 232,275  1,600  230,675
None    None       0   None    232,275
Grainger,  W.W. Inc.  Common  384802104      1809  42,000      0   42,000
None    None       0   None     42,000
Hewlett Packard Co.   Common  428236103      6928 102,160  4,700   97,460
None    None   2,000   None    100,160
Intel Corp.           Common  458140100     22060 185,575  3,400  182,175
None    None   2,000   None    183,575
International BusinessCommon  459200101      1541   8,696  1,000    7,696
None    None   1,000   None      7,696
JLG Industries Inc.   Common  466210101      2815 206,575  2,800  203,775
None    None       0   None    206,575
Johnson & Johnson     Common  478160104     29546 316,000  4,500  311,500
None    None   3,000   None    313,000
Leggett & Platt Inc.  Common  524660107      7942 397,080 17,300  379,780
None    None   6,400   None    390,680
Lucent Technologies InCommon  549463107      3649  33,786  1,090   32,696
None    None     648   None     33,138
Merck & Co. Inc.      Common  589331107     40721 508,220  8,120  500,100
None    None   3,000   None    505,220
Microsoft Corp.       Common  594918104     24306 271,200  3,200  268,000
None    None       0   None    271,200
MidAmerica Energy HoldCommon  59562V107       323  11,500      0   11,500
None    None       0   None     11,500
Herman Miller Inc.    Common  600544100      5979 327,600 15,800  311,800
None    None   6,000   None    321,600
Molex Inc.            Common  608554101      5277 179,656  1,406  178,250
None    None   1,406   None    178,250
Molex Inc. Class A    Class A 608554200      6347 245,277 10,760  234,517
None    None   3,906   None    241,371
Morgan, (J. P.) & Co. Common  616880100       555   4,500      0    4,500
None    None       0   None      4,500
Motorola, Inc         Common  620076109      8026 109,567  4,300  105,267
None    None   1,800   None    107,767
Napro Biotherapeutics Common  630795102        84  35,000      0   35,000
None    None       0   None     35,000
Networks  Associates  Common  640938106       698  22,750    750   22,000
None    None       0   None     22,750
Newell Co.            Common  651192106      1568  33,000      0   33,000   None
None       0   None     33,000
Northern Trust Corp.  Common  665859104      6865  77,300  5,500   71,800
None    None   2,100   None     75,200
Old Second Bancorp    Common  680277100      1263  24,400      0   24,400
None    None       0   None     24,400
Pepsico, Inc          Common  713448108     13128 335,000  8,100  326,900
None    None   3,000   None    332,000
Philip Morris Inc.    Common  718167109       377  10,700      0   10,700
None    None       0   None     10,700
Qualcomm, Inc.        Common  747525103      3968  31,900    500   31,400
None    None       0   None     31,900
Raytheon Co. Class B  Class B 755111408      1090  18,600      0   18,600
None    None       0   None     18,600
Schering- Plough, Inc.Common  806605101     37881 685,628 12,000  673,628
None    None   5,600   None    680,028
Schlumberger, Ltd.    Common  806857108      9335 155,100    700  154,400
None    None       0   None    155,100
State Street Corp.    Common  857119101     24872 302,400  8,000  294,400
None    None   3,300   None    299,100
Strattec Security CorpCommon  863111100       914  32,500      0   32,500
None    None       0   None     32,500
Sysco Corp.           Common  871829107      3379 128,400  2,000  126,400
None    None       0   None    128,400
Thermo Electron Corp. Common  883556102      3944 290,787  8,362  282,425
None    None   3,375   None    287,412
Tricon Global Rest.   Common  895953107      1999  28,460  1,280   27,180
None    None     300   None     28,160
Walgreen Co.          Common  931422109     18046 638,800 20,000  618,800
None    None   9,600   None    629,200
Wausau Mosinee  Corp. Common  943315101       256  18,312      0   18,312
None    None       0   None     18,312

COLUMN TOTALS                              422574


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